Cash and Cash Equivalents and Short-term Deposits (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents and Short-term Deposits [Abstract]
Cash and cash equivalents	$ 2,928	$ 4,049	$ 1,646
Short-term deposits	17,068	12,056
Total	$ 19,996	$ 16,105